Investment securities - Hedge Funds and Private Equity Funds (Details) - Other long-term investments $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Equity securities and Other long-term investments
Largest investment in single fund	$ 51.3	$ 31.4	$ 24.2
Other long-term investments		269.5	124.8
Hedge funds and private equity funds
Equity securities and Other long-term investments
Other long-term investments		205.3	85.4
Unfunded Commitments	$ 83.5	$ 92.1	106.6
Hedge funds
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | item	8	7
Other long-term investments		$ 60.2	3.7
Unfunded Commitments	$ 0.0	0.0
Long/short multi-sector
Equity securities and Other long-term investments
Other long-term investments		31.5
Distressed mortgage credit
Equity securities and Other long-term investments
Other long-term investments		25.5
Other
Equity securities and Other long-term investments
Other long-term investments		$ 3.2	3.7
Private equity securities
Equity securities and Other long-term investments
Number of investment funds in which the investments are held | item	27	28
Other long-term investments		$ 145.1	81.7
Unfunded Commitments	$ 83.5	92.1	106.6
Energy infrastructure & services
Equity securities and Other long-term investments
Other long-term investments		73.5	50.7
Unfunded Commitments	61.9	56.4	60.0
Multi-sector
Equity securities and Other long-term investments
Other long-term investments		9.5	8.9
Unfunded Commitments	0.7	1.0	1.5
Healthcare
Equity securities and Other long-term investments
Other long-term investments		23.4	19.4
Unfunded Commitments	16.3	28.6	24.4
Life settlement
Equity securities and Other long-term investments
Other long-term investments		21.5
Manufacturing/Industrial
Equity securities and Other long-term investments
Other long-term investments		15.9	0.4
Unfunded Commitments	3.5	5.1	19.6
Private equity secondaries
Equity securities and Other long-term investments
Other long-term investments		1.1	1.8
Unfunded Commitments	$ 1.1	1.0	1.1
Real estate
Equity securities and Other long-term investments
Other long-term investments		$ 0.2	0.3
Venture capital
Equity securities and Other long-term investments
Other long-term investments			$ 0.2